Average Annual Total Returns - Nationwide Investor Destinations Aggressive Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class A Shares After Taxes on Distributions 1 Year	Class A Shares After Taxes on Distributions 5 Years	Class A Shares After Taxes on Distributions 10 Years	Class A Shares After Taxes on Distributions and Sales of Shares 1 Year	Class A Shares After Taxes on Distributions and Sales of Shares 5 Years	Class A Shares After Taxes on Distributions and Sales of Shares 10 Years	Class C Shares 1 Year	Class C Shares 5 Years	Class C Shares 10 Years	Class R Shares 1 Year	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Service Class Shares 1 Year	Service Class Shares 5 Years	Service Class Shares 10 Years	Morningstar® Aggressive Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Morningstar® Aggressive Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Morningstar® Aggressive Target Risk Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	6.86%	9.82%	8.64%	4.82%	6.76%	6.61%	4.19%	6.94%	6.49%	11.51%	10.33%	8.49%	12.99%	10.78%	8.93%	13.63%	11.52%	9.65%	13.60%	11.40%	9.43%	13.28%	11.08%	9.21%	13.23%	12.19%	9.76%